Short Term Liabilities to Banks and Others (Tables)	12 Months Ended
Dec. 31, 2020
Description of accounting policy for financial liabilities [text block] [Abstract]
Schedule of short term liabilities to banks and others
	December 31,		December 31,
	2020		2020	2019
	Interest rate
	%	Currency
Bank credit	2.25-3.1	NIS	-	580
Bank credit	US Prime -0.2	USD	-	688
Short-term bank loans	Israeli Prime + 0.8	NIS	-	868
Short-term bank loans	2.5	NIS	1,259	-
Short-term bank loans	1.6	NIS	11,357	28,937
Commercial securities not listed	0.75	NIS	31,104	28,935
Current maturities of long-term loans from banks and other financial institutions (Note 13)	1.8-3.45	NIS	75,856	64,060
Current maturities of long-term loans from banks (Note 13)	Libor + 2.2	NIS Linked to USD	800	804
Short-term interest on long-term loans from other financial institutions	2.6-5.5	NIS	68	425
			$120,444	$125,297